Risk management and financial instruments (Interest Rate Swap Agreements) (Details) (Interest Rate Swap, USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Swap 1 [Member]	Dec. 31, 2013 Swap 2 [Member]	Dec. 31, 2013 Swap 3 [Member]	Dec. 31, 2013 Swap 4 [Member]	Dec. 31, 2013 Swap 5 [Member]	Dec. 31, 2013 Swap 6 [Member]	Dec. 31, 2013 Swap 7 [Member]	Dec. 31, 2013 Swap 8 [Member]	Dec. 31, 2013 Swap 9 [Member]	Dec. 31, 2013 Swap 10 [Member]
Derivative [Line Items]
Outstanding principal	$ 2,067.8	$ 1,128.0	$ 243.0	$ 243.0	$ 100.0	$ 203.0	$ 200.0	$ 91.0	$ 88.0	$ 200.0	$ 200.0	$ 500.0
Receive rate, variable rate basis			3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR
Pay rate, fixed rate (as a percent)			1.11%	1.38%	1.36%	0.74%	1.36%	1.11%	1.93%	2.19%	2.19%	2.18%